Loss Per Share - Schedule of Basic and Diluted Loss Per Ordinary Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Loss Per Ordinary Share [Abstract]
Net Loss Attributable to Zhongchao Inc.’s shareholders		$ (643,229)	$ (11,335,911)	$ (2,940,891)
Weighted average number of ordinary share outstanding
Basic	[1]	5,205,425	2,603,354	2,599,776
Diluted	[1]	5,205,425	2,603,354	2,599,776
Loss per share
Basic		$ (0.12)	$ (4.35)	$ (1.13)
Diluted		$ (0.12)	$ (4.35)	$ (1.13)

[1]	Retrospectively restated for the effect of share consolidation (see Note 18).